Employee benefits - Summary of Employee Benefit Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Detailed Information About Employee Benefits Expense [Line Items]
Total employee benefits expenses	¥ 1,784,569	¥ 1,840,803	¥ 1,743,936